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                            SELECT TEN PLUS FUND, LLC

                       SUPPLEMENT DATED SEPTEMBER 27, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000


     Effective September 27, 2000, Select Ten Plus Fund, LLC will no longer accept new contributions to any of its Portfolios.